Organization and Formation (Details) - $ / shares						9 Months Ended
	Aug. 01, 2024	May 08, 2024	Feb. 20, 2024	Jan. 23, 2024	Oct. 12, 2022	Sep. 30, 2024	Dec. 31, 2023
Organization and Formation [Line Items]
Share price par value	$ 6.65	$ 8.75	$ 8.75	$ 25.25			$ 10
Common Stock [Member]
Organization and Formation [Line Items]
Shares issued						2,300,000
Common Stock [Member] | Business Combination [Member]
Organization and Formation [Line Items]
Shares issued					2,300,000
Share price par value					$ 0.0025
Common Stock [Member]
Organization and Formation [Line Items]
Shares issued	8,262	4,000	4,000	3,252
Business Combination Agreement [Member] | Common Stock [Member]
Organization and Formation [Line Items]
Shares issued					57,500,000
Share price par value					$ 0.0001